Expense Example, No Redemption - Retail Class - Transamerica Event Driven	A 1 year	A 3 years	A 5 years	A 10 years	I 1 year	I 3 years	I 5 years	I 10 years
USD ($)	704	1,043	1,405	2,421	144	474	827	1,823